                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               -------------------
    This Amendment (Check only one.):  [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Belltower Advisors LLC
Address: 220 Horizon Drive, Suite 121
         Raleigh, NC 27615

Form 13F File Number: 28-13598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Corigliano
Title:   Managing Member
Phone:   919-424-6544

Signature, Place, and Date of Signing:

   /s/ Mark Corigliano            Raleigh, NC              August 16, 2010
   -------------------     -----------------------   --------------------------

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-
---------------------  ---------------------------

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $124,102
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                 Form 13F File Number               Name

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                             Belltower Advisors LLC
                 Form 13F Information Table as of March 31, 2010

ITEM 1                        ITEM 2    ITEM 3   ITEM 4   ITEM 5        ITEM 6           ITEM 7            ITEM 8
------                       -------- --------- ------- --------- --------------------- -------- -------------------------
                                                 Value  Shares or      Investment                           Voting
                             Title of   Cusip   (x1000) Principal      Descretion                          Authority
Name of Issuer                Class    Number    Value   Amount   Sole  Shared    Other Managers   Sole     Shared   Other
---------------              -------- --------- ------- --------- ---- ---------- ----- -------- --------- --------- -----
A POWER ENERGY GENERAT SYS L   COM    G04136100   2,144   200,000   X                              200,000     0       0
AMERICAN SUPERCONDUCTOR CORP   COM    030111108   3,728   129,000   X                              129,000     0       0
ATLAS AIR WORLDWIDE HLDGS IN COM NEW  049164205  11,014   207,622   X                              207,622     0       0
BAKER HUGHES INC               COM    057224107  10,832   231,250   X                              231,250     0       0
BUCYRUS INTL INC NEW           COM    118759109   7,337   111,186   X                              111,186     0       0
CARBO CERAMICS INC             COM    140781105   5,997    96,210   X                               96,210     0       0
COMPLETE PRODUCTION SERVICES   COM    20453e109   4,901   424,286   X                              424,286     0       0
EXXON MOBIL CORP               COM    30231G102  12,405   185,200   X                              185,200     0       0
FREEPORT-MCMORAN COPPER & GO   COM    35671D857   5,926    70,934   X                               70,934     0       0
GENERAL MOLY INC               COM    370373102   2,479   746,700   X                              746,700     0       0
GOLDCORP INC NEW               COM    380956409   6,179   166,000   X                              166,000     0       0
HELMERICH & PAYNE INC          COM    423452101  11,670   306,467   X                              306,467     0       0
JOY GLOBAL INC                 COM    481165108   5,660   100,000   X                              100,000     0       0
KEY ENERGY SVCS INC            COM    492914106   8,383   877,800   X                              877,800     0       0
NORTH AMERN PALLADIUM LTD      COM    656912102   3,907   957,500   X                              957,500     0       0
PIONEER NAT RES CO             COM    723787107  11,264   200,000   X                              200,000     0       0
ST MARY LD & EXPL CO           COM    792228108  10,618   305,031   X                              305,031     0       0
STEEL DYNAMICS INC             COM    858119100   6,284   359,688   X                              359,688     0       0
STILLWATER MNG CO              COM    86074Q102   6,203   477,914   X                              477,914     0       0
VALE S A                       ADR    91912E105   6,666   207,072   X                              207,072     0       0
WALTER ENERGY INC              COM    93317Q105   9,153    99,201   X                               99,201     0       0
GRAN TIERRA ENERGY INC         COM    38500T101   8,502 1,438,466   X                            1,438,466     0       0

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